Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
Segment Information

The structure of the Company’s internal organization is customer-facing aligned around four business units operating in three regions that represent the Company’s reportable segments as follows:

•	North America Gaming and Interactive

•	North America Lottery

•	International

•	Italy

The Company monitors the operating results of its operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating income. Segment accounting policies are consistent with those of the consolidated financial statements.

Purchase accounting principally represents the depreciation and amortization of acquired tangible and intangible assets in connection with acquired companies.

Corporate support expenses, which are not allocated to the segments, are principally comprised of selling, general and administrative expenses and other expenses that are managed at the corporate level, including restructuring, transaction, corporate headquarters and Board of Directors’ expenses.

Segment information is as follows ($ thousands):

2016	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	975,214	1,128,306	512,660	1,759,843	4,376,023	—	(437)	4,375,586
Product sales	398,241	65,269	314,644	1,295	779,449	—	(1,139)	778,310
Total revenue	1,373,455	1,193,575	827,304	1,761,138	5,155,472	—	(1,576)	5,153,896

Operating income (loss)	344,125	300,394	144,125	585,517	1,374,161	(245,600)	(468,125)	660,436
Depreciation and amortization	94,177	143,882	49,739	144,165	431,963	12,454	438,052	882,469
Expenditures for long-lived assets	(132,297)	(148,641)	(97,957)	(91,834)	(470,729)	(3,460)	—	(474,189)
Long-lived assets (at year end)	394,233	603,927	284,276	275,079	1,557,515	—	—	1,557,515
Total assets (at year end)	5,577,491	2,396,557	3,021,448	3,724,856	14,720,352	339,810	—	15,060,162

2015	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	780,189	992,684	512,004	1,702,174	3,987,051	—	(9,358)	3,977,693
Product sales	321,618	52,986	341,070	1,872	717,546	—	(6,183)	711,363
Total revenue	1,101,807	1,045,670	853,074	1,704,046	4,704,597	—	(15,541)	4,689,056

Operating income (loss)	294,256	182,615	164,949	554,937	1,196,757	(292,371)	(364,430)	539,956
Depreciation and amortization	78,918	154,693	44,787	146,265	424,663	13,113	342,052	779,828
Expenditures for long-lived assets	(82,834)	(107,854)	(93,666)	(22,422)	(306,776)	(11,618)	—	(318,394)
Long-lived assets (at year end)	403,482	616,760	236,043	220,910	1,477,195	—	—	1,477,195
Total assets (at year end)	6,077,680	2,476,112	2,950,807	2,855,797	14,360,396	754,296	—	15,114,692

2014	North America Gaming and Interactive	North America Lottery	International	Italy	Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	45,575	865,023	473,653	2,104,996	3,489,247	—	722	3,489,969
Product sales	86,926	75,074	156,976	3,366	322,342	—	—	322,342
Total revenue	132,501	940,097	630,629	2,108,362	3,811,589	—	722	3,812,311

Operating income (loss)	1,054	74,293	156,295	711,881	943,523	(150,268)	(78,204)	715,051
Depreciation and amortization	25,717	151,684	39,027	172,622	389,050	4,575	78,927	472,552
Expenditures for long-lived assets	(25,454)	(111,325)	(43,716)	(78,858)	(259,353)	(3,489)	—	(262,842)
Long-lived assets (at year end)	84,424	646,631	184,553	294,360	1,209,968	—	—	1,209,968
Total assets (at year end)	374,806	2,343,289	1,868,190	3,367,591	7,953,876	481,421	—	8,435,297

Geographical Information

Revenue from external customers, which is based on the geographical location of the Company’s customers, is as follows:

	December 31,
($ thousands)	2016	2015	2014

United States	2,472,013	2,030,251	1,024,917
Italy	1,778,750	1,712,583	2,119,303
United Kingdom	82,271	93,839	93,366
All other	820,862	852,383	574,725
Total	5,153,896	4,689,056	3,812,311

No customer represents 10% or more of consolidated revenue in 2016, 2015 or 2014.

Long-lived assets are composed of the following:

•	Systems, equipment and other assets relating to contracts

•	Property, plant and equipment

Long-lived assets based on the geographical location of the assets are as follows:

	December 31,
($ thousands)	2016	2015

United States	989,374	976,439
Italy	254,052	202,971
United Kingdom	47,388	46,658
All other	266,701	251,127
Total	1,557,515	1,477,195